Subsequent events to the reporting date (Details) - Subsequent Events [Member] - TMM Almacenadora, S.A.P.I. de C.V. [Member]	Feb. 04, 2022 m²
Events subsequent to the reporting date [Abstract]
Operating lease term	10 years
Area of warehouse	5,184